CERTIFICATION OF
             STRONG CONSERVATIVE EQUITY FUNDS, INC.
               on behalf of the following series:
                    Strong Blue Chip 100 Fund

STRONG CONSERVATIVE EQUITY FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Blue Chip 100 Fund's Prospectus and Statement of Additional Information dated June 30, 1997, as supplemented December 31, 1997, filed by the Registrant pursuant to Post-Effective Amendment No. 15 (File No. 33-61358; 811-7656), which was filed with the Securities and Exchange Commission on December 31, 1997 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Strong Blue Chip 100 Fund's Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                         STRONG CONSERVATIVE EQUITY FUNDS, INC.


                         /s/ John S. Weitzer
                         By:  John S. Weitzer
                         Title:    Vice President


Dated:  January 2, 1998